Filed via EDGAR

October 2, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Ultimus Managers Trust
Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A
File No. 333-180308

Ladies and Gentlemen:

This letter is being transmitted by Ultimus Managers Trust (the “Trust”), on behalf of its series, APEXcm Small/Mid Cap Growth Fund and Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act).

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that (i)  the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 14 (SEC Accession No. 0001111830-13-000649) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on September 30, 2013.

Questions related to this filing should be directed to Frank L. Newbauer at (513) 587-3451.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246	513.587.3400	513.587.3450
www.ultimusfundsolutions.com